SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO VARIABLE TRUST FUNDS
For the Wells Fargo VT Opportunity Fund (the “Fund”)

Effective February 1, 2020, Ann M. Miletti is removed as a portfolio manager to the Fund. All references to Ann Miletti in the Prospectuses and Statement of Additional Information are hereby removed.

Effective February 1, 2020, Kurt Gunderson is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kurt Gunderson, Portfolio Manager / 2020 Christopher G. Miller, CFA, Portfolio Manager / 2017

Kurt Gunderson VT Opportunity Fund	Mr. Gunderson joined Wells Capital Management of one of its predecessor firms in 2001, where he currently serves as Co-Portfolio Manager for the PMV All Cap strategy.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts table is amended to add the following information:

Kurt Gunderson[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Kurt Gunderson became a portfolio manager of the Fund on February 1, 2020. The information presented in this table is as of December 31, 2018, at which time Kurt Gunderson was not a portfolio manager of the Fund.

January 27, 2020	VT1010/P1411SP